Land and Housing Inventory - Summary of Dates of Expiry and Aggregate Exercise Prices (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Lot
Additional Lots With Option To Purchase [Line Items]
2013	300
2014	1,201
2015	776
2016	566
Thereafter	3,173
Total Number of lots	6,016
2013	$ 2,334
2014	22,014
2015	18,800
2016	37,034
Thereafter	68,277
Total Exercise Price	$ 148,459